UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment []; Amendment Number:

This Amendment (Check only one):     [] is a restatement.
                                     [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           B Capital Advisors, LP
Address:        400 Madison Avenue, Suite 17A
                New York, NY 10017

13F File Number:        28-11171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contaned herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this sbumission.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Ben Dominguez
Title:          Chief Financial Officer
Phone:          212-699-4074

Signature, Place, and Date of Signing:

/s/ Ben Dominguez             New York, New York             November 10, 2005
--------------------          ------------------             ------------------
[Signature]                   [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here is all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                     FORM 13F SUMMARY PAGE Report Summary:

Number of Other Included Managers:                0
                                          ----------
Form 13F Information Table Entry Total:           18
                                          ----------
Form 13F Information Table Value Total:   $   51,262
                                          ----------
                                           (x$1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        NONE

                                                   B Capital Advisors, LP
                                                 Form 13F Information Table
                                              Quarter Ended September 30, 2005


                       TITLE OF                Market Value       SHRS OR    SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER         CLASS      CUSIP        (x$1,000)          PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
--------------         -----      -----        ------------       -------    ---  ----  ----------  --------  ----    ------   ----
-----------------------------------------------------------------------------------------------------------------------------------
ACXIOM CORP            COM        005125109    $      2,995       160,000     SH           sole              160,000
-----------------------------------------------------------------------------------------------------------------------------------
AMER INTL GROUP INC    COM        026874107    $      3,098        50,000     SH           sole               50,000
-----------------------------------------------------------------------------------------------------------------------------------
CELANESE CORP DEL      COM SER A  150870103    $      2,570       149,000     SH           sole              149,000
-----------------------------------------------------------------------------------------------------------------------------------
CYPRESS SEMICONDUCTOR
CORP                   COM        232806109    $      3,612       240,000     SH           sole              240,000
-----------------------------------------------------------------------------------------------------------------------------------
DELTA & PINE LD CO     COM        247357106    $      5,018       190,000     SH           sole              190,000
-----------------------------------------------------------------------------------------------------------------------------------
ENTEGRIS INC           COM        29362U104    $      4,192       371,000     SH           sole              371,000
-----------------------------------------------------------------------------------------------------------------------------------
GREAT ATLANTIC & PAC
TEA INC                COM        390064103    $      2,813        99,200     SH           sole               99,200
-----------------------------------------------------------------------------------------------------------------------------------
IOWA TELECOMM
SERVICES INC           COM        462594201    $      1,951       116,000     SH           sole              116,000
-----------------------------------------------------------------------------------------------------------------------------------
LEGG MASON INC         COM        524901105    $      3,839        35,000     SH           sole               35,000
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA
CORP NEW               COM SER A  530718105    $      2,013       250,000     SH           sole              250,000
-----------------------------------------------------------------------------------------------------------------------------------
MCDONALDS CORP         CALL       580135101    $         10           250     SH  CALL     sole                  250
-----------------------------------------------------------------------------------------------------------------------------------
MCDONALDS CORP         CALL       580135101    $        104           650     SH  CALL     sole                  650
-----------------------------------------------------------------------------------------------------------------------------------
MC DONALDS CORP        COM        580135101    $      5,024       150,000     SH           sole              150,000
-----------------------------------------------------------------------------------------------------------------------------------
MELLON FINL CORP       COM        58551A108    $      3,996       125,000     SH           sole              125,000
-----------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY         COM NEW    617446448    $      2,158        40,000     SH           sole               40,000
-----------------------------------------------------------------------------------------------------------------------------------
OPTIMAL GROUP INC      CL A NEW   68388R208    $      1,758        85,000     SH           sole               85,000
-----------------------------------------------------------------------------------------------------------------------------------
SEARS HLDGS CORP       COM        812350106    $      2,489        20,000     SH           sole               20,000
-----------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC        COM        887317105    $      3,622       200,000     SH           sole              200,000
-----------------------------------------------------------------------------------------------------------------------------------


REPORT SUMMARY:        18 RECORDS              $     51,262  FMV (in thousands)